Loans And Advances - Summary of Probability Weightings of Each Scenario (Detail)	6 Months Ended
Sep. 30, 2025
Upside [Member]
Disclosure Of Detailed Information Of Probability Weightings Of Each Scenario The Group Estimates [Line Items]
Gross Domestic Product Weighted Probability Rate	20.00%
Base [Member]
Disclosure Of Detailed Information Of Probability Weightings Of Each Scenario The Group Estimates [Line Items]
Gross Domestic Product Weighted Probability Rate	60.00%
Downside [Member]
Disclosure Of Detailed Information Of Probability Weightings Of Each Scenario The Group Estimates [Line Items]
Gross Domestic Product Weighted Probability Rate	19.00%
Severe Downside [Member]
Disclosure Of Detailed Information Of Probability Weightings Of Each Scenario The Group Estimates [Line Items]
Gross Domestic Product Weighted Probability Rate	1.00%